Significant Basis Of Preparation And Accounting Policies_Estimated economic useful lives for premises and equipment except for land (Details)	12 Months Ended
Dec. 31, 2017
Buildings [Member]
Disclosure of useful life of property plant and equipment [Line Items]
Useful lives (years)	8 ~ 40
Structures [Member]
Disclosure of useful life of property plant and equipment [Line Items]
Useful lives (years)	8 ~ 50
Machinery [Member]
Disclosure of useful life of property plant and equipment [Line Items]
Useful lives (years)	2 ~ 32
Vehicles [Member]
Disclosure of useful life of property plant and equipment [Line Items]
Useful lives (years)	3 ~ 8
Loaded heavy water [Member]
Disclosure of useful life of property plant and equipment [Line Items]
Useful lives (years)	30
Asset retirement costs [Member]
Disclosure of useful life of property plant and equipment [Line Items]
Useful lives (years)	18, 30, 40, 60
Finance lease assets [Member]
Disclosure of useful life of property plant and equipment [Line Items]
Useful lives (years)	6 ~ 32
Ships [Member]
Disclosure of useful life of property plant and equipment [Line Items]
Useful lives (years)	9
Others [Member]
Disclosure of useful life of property plant and equipment [Line Items]
Useful lives (years)	4 ~ 15